CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
NET INCOME	$ 1,585	$ 46
Investment Securities Activity
Unrealized (losses) gains arising during the period	(525)	767
Reclassification adjustment for net gains included in net income		(4)
Other comprehensive (losses) gains on investment securities	(525)	763
Related tax (benefit) expense	(110)	160
TOTAL OTHER COMPREHENSIVE INCOME	(415)	603
TOTAL COMPREHENSIVE INCOME	$ 1,170	$ 649